Share-Based Payment	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
29.
Share-based payment

Set out below are summaries of RSUs, PSUs and stock option for 2023 and 2022:

	2023		2022 *
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs and PSUs	(U.S. Dollars)	options and RSUs
At the beginning of the year	8.30	3,534,561	1.16	4,032,345
Granted during the year	5.53	4,340,239	18.90	1,474,463
Exercised during the year	2.25	(663,897)	3.45	(1,136,375)
Forfeited during the year	14.06	(248,601)	10.31	(835,872)
At the end of the year	6.86	6,962,302	8.30	3,534,561
Vested and exercisable at the end of the year	7.03	704,006	4.06	347,788

No options expired during the periods covered in the above table.

As of December 31, 2023, the Group has 200,000 PSUs, 3,397,042 RSUs, and 3,365,260 Stock Options outstanding.

As of December 31, 2023, total compensation expense of the plans was USD 11,922 (2022 - USD 8,684).

Fair value of shares granted

dLocal estimates share-based payment transactions and warrant agreements using the most appropriate valuation model and underlying assumptions, which depend on the terms and conditions of the grant and the information available at the grant date.

The Group uses certain methodologies to estimate fair value of the options and warrants granted which include the following:

•
Estimation of fair value based on equity transactions with third parties close to the grant date;
•
Other valuation techniques including option pricing models such as Black-Scholes.
•
Expected exercise: Represents the period in which the compensation related to the Option Plan should remain outstanding and was based on the average of the earliest date at which an option could be exercised which is the end of the vesting period and the date of the contractual life.
•
Expected volatility: Expected volatility between 60% and 55% using historical and implied stock price volatility from guideline companies, adjusted for size and leverage.

These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option and warrants and expected volatility of the price of the Group’s shares.

The model inputs for options granted during the year ended December 31, 2023 included:

a)
Options are granted for no consideration and vest based on historical prices of comparable shares listed on Nasdaq. Vested options are exercisable for a period of five years after vesting.
b)
Average exercise price: 15.93 U.S. Dollars.
c)
Grant date: January 27th, March 20th, June 26th, July 7th, July 24th, August 14th, August 22th, September 1st, October 1st, October 2nd, October 9th, November 22th, December 9th
d)
Expiry date: June 30th 2027, January 31th 2028, March 31th 2028, July 31th 2028, August 31th 2028, September 30th 2028, October 31th 2028, November 30th 2028, December 31th 2028
e)
Average share price at grant date: 16.97 U.S. Dollars.
f)
Average expected price volatility of the company’s shares: 47.7%.
g)
Average risk-free interest rate: 3.9%.

The model inputs for options granted during the year ended December 31, 2022 included:

a)
Options are granted for no consideration and vest based on historical prices of comparable shares listed on Nasdaq. Vested options are exercisable for a period of five years after vesting.
b)
Average exercise price: 25.39 U.S. Dollars.
c)
Grant date: March 16th, March 28th, May 1st, May 18th, May 26th, July 1st, September 9th, October 17th.
d)
Expiry date: March 16th 2032, March 28th 2032, May 1st 2032, May 18th 2032, May 26th 2032, July 1st 2032, September 9th 2032, October 17th 2032.
e)
Average share price at grant date: 26.79 U.S. Dollars.
f)
Average expected price volatility of the company’s shares: 43.8%.
g)
Average risk-free interest rate: 3.1%.

The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility based on publicly available information.